Going Concern and Management's Liquidity Plan (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,159,758)	$ (1,573,726)	$ (7,625,397)	$ (13,042,709)
Accumulated deficit	(57,347,683)		(56,187,925)	(48,562,528)
Net cash used in operating activities	(1,152,128)	$ (1,493,555)	(5,896,400)	$ (6,355,838)
Cash balances	720,131		1,307,231
Restricted cash	810,055
Working capital deficit	$ 1,412,686		$ 452,434